Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
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Non-Controlling Interests
24.	Non-Controlling Interests

Set out below is information about our subsidiaries with non-controlling interests and the non-controlling interest balances included in equity.

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2017	December 31, 2016
Carmen de Andacollo	Region IV, Chile	10%	$34	$45
Quebrada Blanca	Region I, Chile	23.5%	30	64
Elkview Mine Limited Partnership	British Columbia, Canada	5%	53	50
Compañia Minera Zafranal S.A.C.	Arequipa Region, Peru	20%	25	—

			$142	$159